Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,178	$ 3,045
Less: Current portion	(324)	(303)
Long-term regulatory assets	2,854	2,742
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,626	3,446
Less: Current portion	(656)	(490)
Long-term regulatory liabilities	2,970	2,956
Deferred income taxes (Notes 3 and 24)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,574	1,484
Asset removal cost provision (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,169	1,095
Rate stabilization and related accounts (v)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	220	254
ROE complaints liability (Note 2)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	206	182
Energy efficiency liability (vii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	106	82
Renewable energy surcharge (viii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	85	66
Electric and gas moderator account (ix)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	60	58
Employee future benefits (Notes 3 and 25)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	37	47
Other (vii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	169	178
Deferred income taxes (Notes 3 and 24)
Regulatory Assets [Line Items]
Total regulatory assets	1,532	1,403
Employee future benefits (Notes 3 and 25)
Regulatory Assets [Line Items]
Total regulatory assets	485	510
Deferred energy management costs (i)
Regulatory Assets [Line Items]
Total regulatory assets	$ 230	200
Deferred energy management costs (i) | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	1 year
Deferred energy management costs (i) | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Deferred lease costs (ii)
Regulatory Assets [Line Items]
Total regulatory assets	$ 110	104
Deferred operating overhead costs (iii)
Regulatory Assets [Line Items]
Total regulatory assets	103	91
Generation early retirement costs (iv) | UNS Energy
Regulatory Assets [Line Items]
Total regulatory assets	98	105
Rate stabilization and related accounts (v)
Regulatory Assets [Line Items]
Total regulatory assets	90	95
Manufactured gas plant site remediation deferral (Note 18)
Regulatory Assets [Line Items]
Total regulatory assets	73	75
Derivatives (Notes 3 and 28) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	57	87
Regulatory Liabilities [Line Items]
Total regulatory liabilities	9	2
Other (vii)
Regulatory Assets [Line Items]
Total regulatory assets	$ 400	$ 375